MATERIAL RELATED PARTY DISCLOSURE	12 Months Ended
Dec. 31, 2014
MATERIAL RELATED PARTY DISCLOSURE [Abstract]
MATERIAL RELATED PARTY DISCLOSURE
22	MATERIAL RELATED PARTY DISCLOSURE

During the years ended December 31, 2012, 2013 and 2014, the Group recognized net sales of $1,794, $4,639 and $9,211 to GMI Technology Inc. ("GMI") respectively.  As of December 31, 2013 and 2014, amount due from a related party represented an accounts receivable from GMI of $1,301 and $1,650 respectively.  GMI's president is an immediate family member of the Group's Director.

During the years ended December 31, 2012, 2013 and 2014, the Group recognized net purchase of nil, nil and $817 from Realtek Semiconductor Corporation ("Realtek") respectively. As of December 31, 2014, amount due to a related party represented an accounts payable to Realtek of $259. Realtek's president is one of the Group's Director.

As of December 31, 2013 and 2014, the Group had an amount due from an equity method investee, Beijing Actions, of $38 and $41, respectively.